Income Taxes	6 Months Ended
Jun. 30, 2022
Income Taxes
Income Taxes

11.Income Taxes

The Group calculated the period income tax expense, during the six-months periods ended June 30, 2022 and 2021, the Group recorded consolidated income tax income of (€478) thousand and expense of €199 thousand, respectively. These income taxes mainly relate to foreign subsidiaries.

Major deferred income taxes have not been recorded. The netting of deferred tax liabilities and deferred tax assets results in a net deferred tax asset. The net deferred tax asset has been valuated with zero. Deferred tax assets on the tax losses carried forward are not recognized either given the tax losses carried forward relate to entities with a history of losses.